Common Stock (Details Narrative) (10-K) - USD ($)												6 Months Ended		12 Months Ended
	Mar. 25, 2019	Feb. 14, 2019	Mar. 02, 2018	Feb. 16, 2018	Jan. 25, 2018	Jul. 14, 2017	Jan. 21, 2015	Mar. 30, 2006	Jun. 07, 2004	Jun. 14, 2001	Jun. 15, 1998	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2020
Number of common stock shares issued									5,907,000		5,375,000
Share issued price per share								$ 2.50	$ 0.00008		$ 0.00008
Gross proceed from issuance of common stock									$ 472		$ 430			$ 50,000
Conversion price per share																$ 0.05
Common stock conversion basis							Issued and outstanding shares of common stock, on a 10 for 1 basis
Common stock, shares issued												18,057,565		18,057,565	16,757,565
Common stock, shares outstanding												18,057,565		18,057,565	16,757,565
Number of shares issued in private placement agreement								20,000
Gross proceeds in private placement agreement								$ 50,000
Forward stock split ratio										Forward stock split of 5,000:1
Maximum [Member]
Common stock, shares issued							113,020,000
Common stock, shares outstanding							113,020,000
Minimum [Member]
Common stock, shares issued							11,302,000
Common stock, shares outstanding							11,302,000
Convertible Note One [Member]
Convertible notes payable common shares value					$ 25,000	$ 25,000
Convertible notes payable common shares converted					2,500,000	555,556
Conversion price per share					$ 0.01	$ 0.045
Two Convertible Notes [Member]
Conversion price per share					$ 0.01
Convertible Note Two [Member]
Convertible notes payable common shares value					$ 10,000	$ 20,000
Convertible notes payable common shares converted					2,000,000	400,000
Conversion price per share					$ 0.005	$ 0.05
Private Placement [Member]
Number of common stock shares issued	600,000	400,000	150,000	150,000
Share issued price per share	$ 0.05	$ 0.05	$ 0.10	$ 0.10
Gross proceed from issuance of common stock	$ 30,000	$ 20,000	$ 15,000	$ 15,000